Document and Entity Information	Dec. 24, 2014
Prospectus:
Document Type	497
Document Period End Date	Dec. 24, 2014
Registrant Name	FORUM FUNDS
Central Index Key	0000315774
Amendment Flag	false
Document Creation Date	Jan. 19, 2016
Document Effective Date	Jan. 19, 2016
Prospectus Date	Dec. 24, 2014